TRADE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2018
Trade and other current receivables [abstract]
TRADE AND OTHER RECEIVABLES
TRADE AND OTHER RECEIVABLES
Trade and other receivables consisted of the following items as of December 31:

	2018	2017	2016

Trade receivables (gross)*	716	798	769
Allowance for doubtful debt	(171)	(169)	(160)
Trade receivables (net)	545	629	609

Other receivables	32	126	76
Total trade and other receivables	577	755	685
* Includes contract assets (unbilled receivables), see Note 3 for further details

As of December 31, 2018, an impairment of US$171 (2017: US$169, 2016: US$160) is recorded against trade receivables. See below the movements in the allowance for doubtful debt:

	2018	2017	2016

Balance as of January 1 before IFRS 9 adjustment	169	160	182
Adjustment due to IFRS 9 (see Note 25)	14	—	—
Balance as of January 1 after IFRS 9 adjustment	183	160	182

Allowance for doubtful debts	47	36	73
Recoveries	(17)	(9)	(5)
Accounts receivable written off	(18)	(13)	(44)
Acquisitions and divestments of subsidiaries	—	—	(48)
Foreign currency translation adjustment	(15)	(4)	2
Other movements	(9)	(1)	—

Balance as of December 31	171	169	160

Set out below is the information about the Group’s trade receivables and contract assets using a provision matrix:

			Days past due
December 31, 2018	Contract assets	Current	< 30 days	Between 31 and 120 days	> 120 days	Total

Expected loss rate, %	0.2%	1.2%	9.6%	33.6%	81.5%
Trade receivables, gross	44	389	61	44	178	716
Expected credit losses	(1)	(5)	(6)	(15)	(144)	(171)

Trade receivables, net	43	384	55	29	34	545

			Days past due
January 1, 2018	Contract assets	Current	< 30 days	Between 31 and 120 days	> 120 days	Total

Expected loss rate, %	1.1%	1.3%	7.6%	27.6%	63.9%
Trade receivables, gross	18	371	92	87	230	798
Expected credit losses	—	(5)	(7)	(24)	(147)	(183)

Trade receivables, net	18	366	85	63	83	615

ACCOUNTING POLICIES
Trade and other receivables
Trade and other receivables are measured at amortized cost and include invoiced amounts less appropriate allowances for estimated uncollectible amounts.
Expected credit losses
The following accounting policy has been applied with effect from January 1, 2018, see Note 25 for further details.
The expected credit loss allowance (ECL) is recognized for all receivables measured at amortized cost or fair value through OCI with recycling at each reporting date. This means that an allowance for doubtful debt is recognized for all receivables even though there may not be objective evidence that the trade receivable has been impaired.
VEON applies the Simplified approach (i.e. provision matrix) for calculating a lifetime ECL for its trade and other receivables, including unbilled receivables (contract assets). The provision matrix is based on the historical credit loss experience over the life of the trade receivables and is adjusted for forward-looking estimates. Forward looking estimates include macro-economic factors such as GDP (for receivables due from legal entities) and unemployment rates (for receivables due from individual customers). The provision matrix is reviewed on a quarterly basis.